Other financial liabilities	12 Months Ended
Mar. 31, 2021
Other Financial Liabilities
Other financial liabilities

36. Other financial liabilities

	March 31,
	2020	2021
Non-current
Share warrants	2	436
Deposits	-	269,844
	2	270,280
Current
Due to employees	124,074	62,230
Share warrants	418,263	31,955
Liability for the acquisition of business (refer to Note 43)	800,000	-
Total	1,342,337	94,185

Warrants—Macquarie

In conjunction with various financing transactions, the Company issued warrants (except quoted warrants) to purchase the Company’s common stock and preference shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit and loss account. The Company estimates the fair values of the warrants at each reporting period using a Black-Scholes option-pricing model.

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

Warrants—Innoven

During the financial year ending March 31, 2018, the Company had further allotted warrants against the loan facility, the fair values of the warrants was taken using a Black-Scholes option-pricing model as on the date of the allotment. These warrants are classified to be equity instruments and accounted for on the same basis.

Warrants give the holder the right to purchase ordinary shares from the Company at a specific price within a certain time frame. The details of the warrants issued are as follows:

	Number of shares	Date of issue	Exercise price	Expiration date
Macquarie Corporate Holdings Pty Limited- Ordinary shares*	46,458	24-Jul-15	INR 2,027.99 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 904.68 ($12)	12-Sep-22

*	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

Refer to Note 7 (considered derivative instruments) and Note 30 (considered equity), for movement in warrants during the year.